Segment reporting (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of segment reporting [Line Items]
Revenue	₨ 20,685,613	$ 318,044	₨ 18,432,020	₨ 15,034,896
One Customer of Data center-centric IT services [Member]
Disclosure of segment reporting [Line Items]
Revenue	₨ 2,261,482		₨ 1,267,499
More Than [Member]
Disclosure of segment reporting [Line Items]
Percentage of entity's revenue	10.00%	10.00%